SHORT-TERM AND LONG-TERM DEBT (Details) $ / shares in Units, NOK in Millions	1 Months Ended																					3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2015 USD ($) vessel subsidiaries $ / shares Rate	Dec. 31, 2014 USD ($) vessel subsidiaries carriers Rate	Nov. 30, 2014 USD ($) containership subsidiaries	Sep. 30, 2014 USD ($) subsidiaries	Aug. 31, 2014 USD ($) vessel subsidiaries	Jun. 30, 2014 containership vessel subsidiaries	Mar. 31, 2014	Oct. 31, 2013 USD ($)	Jan. 31, 2013 USD ($) $ / shares Rate	Nov. 30, 2012 USD ($) vessel subsidiaries	Oct. 31, 2012	Jul. 31, 2011 USD ($) vessel subsidiaries	May. 31, 2011 USD ($) vessel subsidiaries	Mar. 31, 2011 USD ($) vessel subsidiaries	Feb. 28, 2011 USD ($)	Nov. 30, 2010 USD ($) vessel subsidiaries	Mar. 31, 2010 USD ($) vessel	Feb. 28, 2010 USD ($)	Mar. 31, 2008 USD ($) vessel subsidiaries	Feb. 29, 2008	Apr. 30, 2006 USD ($) vessel subsidiaries	Jun. 30, 2015 NOK	Mar. 31, 2014 shares	Jun. 30, 2015 USD ($) vessel $ / shares Rate	Jun. 30, 2015 NOK	Jun. 30, 2014 USD ($) containership	Dec. 31, 2014 USD ($) vessel carriers Rate	Dec. 31, 2014 NOK	Dec. 31, 2013 USD ($)	Jun. 30, 2015 NOK vessel Rate	Dec. 31, 2014 NOK vessel carriers Rate	Mar. 19, 2014 NOK Rate	Oct. 19, 2012 NOK Rate	Feb. 10, 2011 USD ($) $ / shares Rate	Feb. 28, 2008 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,461,712,000	$ 1,732,459,000																						$ 1,461,712,000			$ 1,732,459,000
Less : current portion of long-term debt	(202,896,000)	(182,415,000)																						(202,896,000)			(182,415,000)
Total long-term debt, non-current portion	1,258,816,000	1,550,044,000																						1,258,816,000			1,550,044,000
Long-term Debt, by Maturity [Abstract]
2014	40,351,000																							40,351,000
2015	200,110,000																							200,110,000
2016	178,335,000																							178,335,000
2017	444,325,000																							444,325,000
2018	270,189,000																							270,189,000
Thereafter	328,402,000																							328,402,000
Long-term debt	$ 1,461,712,000	$ 1,732,459,000																						$ 1,461,712,000			$ 1,732,459,000
Weighted average interest rate (in hundredths) | Rate	4.537%	4.98%																						4.537%			4.98%			4.537%	4.98%
Three month dollar LIBOR rate (in hundredths) | Rate	0.2832%	0.256%																						0.2832%			0.256%			0.2832%	0.256%
Three month Norwegian kroner NIBOR rate (in hundredths) | Rate	1.33%	1.48%																						1.33%			1.48%			1.33%	1.48%
Gain/(loss) on repurchase of bonds																								$ 438,000		$ (21,000)	$ (21,000)
US$ 210 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	$ 0	$ 171,400,000																			$ 210,000,000			0			171,400,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																					5
Number of new vessels acquired that were partly funded by secured term loan facility | vessel																					5
US$ 30 million secured revolving credit facility (February 2008) [Member]
Long-term Debt, by Maturity [Abstract]
Term of Loan																				7 years
Available amount under revolving part of credit facility																																			$ 30,000,000
Revolving credit facility, amount drawn	0	3,000,000																						0			3,000,000
US$ 49 million secured term loan and revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	18,700,000	28,000,000																	$ 49,000,000					18,700,000			28,000,000
Term of Loan																			10 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																			2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel																			2
Amount available to draw	3,900,000																							3,900,000
US$ 43 million secured term loan facility (February 2010) [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	27,700,000	29,100,000																$ 42,600,000						27,700,000			29,100,000
Term of Loan																		5 years
US$ 725 million secured term loan and revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	$ 0	$ 71,500,000															$ 725,000,000							$ 0			$ 71,500,000
Term of Loan																	5 years
Number of vessels sold | vessel		12																									12				12
Number of vessels against which loan was secured | vessel	14																26							14						14
US$ 43 million secured term loan facility (March 2010) [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	$ 27,700,000	$ 29,100,000															$ 42,600,000							$ 27,700,000			$ 29,100,000
Term of Loan																	5 years
US$ 54 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	36,100,000	38,000,000														$ 53,700,000								36,100,000			38,000,000
Term of Loan																8 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel																2
US$ 95 million secured term loan and revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	27,500,000	57,500,000													$ 95,000,000									27,500,000			57,500,000
Term of Loan															7 years
Amount available to draw	25,000,000																							25,000,000
US$ 75 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	53,700,000	56,600,000												$ 75,400,000										53,700,000			56,600,000
Term of Loan														8 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries														3
Number of new vessels acquired that were partly funded by secured term loan facility | vessel														3
US$ 171 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	128,200,000	134,200,000											$ 171,000,000											128,200,000			134,200,000
Term of Loan													10 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries													8
Number of new vessels acquired that were partly funded by secured term loan facility | vessel													7
US$ 167 million secured term loan facility
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	0	$ 72,200,000										$ 166,800,000												0			$ 72,200,000
Term of Loan												6 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries												5
Number of new vessels acquired that were partly funded by secured term loan facility | vessel												5
Number of vessels sold | vessel		2																									2				2
US Dollar 53.2 Million Secured Term Loan Facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	42,100,000	$ 44,300,000								$ 53,200,000														42,100,000			$ 44,300,000
Term of Loan										5 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries										2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel										2
US Dollar 45 million Secured Term Loan Facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	45,000,000	45,000,000																						45,000,000			45,000,000
Term of Loan						5 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries						7
Number of new vessels acquired that were partly funded by secured term loan facility | vessel						7
Book value of assets pledged under ship mortgages	1,826,000,000	2,062,000,000																						1,826,000,000			2,062,000,000
US dollar 250 million secured revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	$ 250,000,000	0																						250,000,000			0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries	17
Number of new vessels acquired that were partly funded by secured term loan facility | vessel	17
Amount available to draw	$ 250,000,000																							250,000,000
US dollar 250 million secured revolving credit facility [Domain]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	$ 0																							$ 0
Term of Loan	3 years
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Long-term Debt, by Maturity [Abstract]
Stated interest rate | Rate									3.25%
Debt Instrument Convertible Bond Period									10 days
Debt Instrument, Face Amount									$ 350,000,000
Conversion price (in dollars per share) | $ / shares	$ 17.7043								$ 21.945															$ 17.7043
Premium of conversion price to share price | Rate									33.00%
Common shares loaned to affiliate | shares																							6,060,606
Related party share loan fee									$ 1,000,000
Equity component of convertible bond issuance, net																													$ 20,700,000
Amortization of deferred charges																								$ 2,100,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 125,000,000	125,000,000																						125,000,000			125,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	$ 125,000,000	125,000,000																						$ 125,000,000			125,000,000
Stated interest rate | Rate																																		3.75%
Debt Instrument Convertible Bond Period															10 days
Debt Instrument, Face Amount																																		$ 125,000,000
Conversion price (in dollars per share) | $ / shares	$ 17.53																							$ 17.53										$ 27.05
Premium of conversion price to share price | Rate																																		35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths) | Rate																																		130.00%
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 72,025,000	76,487,000																						$ 72,025,000			76,487,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	72,025,000	76,487,000																						72,025,000			76,487,000
Debt Instrument, Face Amount | NOK																														NOK 565.0	NOK 572.0		NOK 600.0
Amount of debt repurchased | NOK																												NOK 43.0
Proceeds from resale of debt previous purchased | NOK																						NOK 8.0
Notice of redemption (in days)											30 days
Redemption price of debt (in hundredths) | Rate																																	100.50%
NOK 600 Million Senior Unsecured Floating Rate Bonds Due 2017 (USD) [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	72,000,000	76,500,000																						72,000,000			76,500,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	350,000,000	350,000,000																						350,000,000			350,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	350,000,000	350,000,000																						350,000,000			350,000,000
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	109,121,000	119,277,000																						109,121,000			119,277,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	109,121,000	119,277,000																						109,121,000			119,277,000
Debt Instrument, Face Amount | NOK																														NOK 856.0	NOK 892.0	NOK 900.0
Amount of debt repurchased | NOK																									NOK 44.0
Notice of redemption (in days)							30 days
Redemption price of debt (in hundredths) | Rate																																100.50%
NOK 900 million senior unsecured floating rate bonds due 2019 (USD) [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount	109,100,000	119,300,000																						109,100,000			119,300,000
USD denominated floating rate debt (libor plus margin) due through 2026 [Member]
Debt Instrument [Line Items]
Long-term debt	805,566,000	1,061,695,000																						805,566,000			1,061,695,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	805,566,000	1,061,695,000																						805,566,000			1,061,695,000
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt	93,300,000	98,700,000																						93,300,000			98,700,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	93,300,000	98,700,000																						93,300,000			98,700,000
Debt Instrument, Face Amount					$ 101,400,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries					6
Number of offshore supply vessels | vessel					6
Debt Instrument, Term					5 years
Floating Rate Debt [Member] | US dollar 20 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt	20,000,000	20,000,000																						20,000,000			20,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	20,000,000	20,000,000																						20,000,000			20,000,000
Debt Instrument, Face Amount				$ 20,000,000
Number of container vessels | containership						2																				2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries				2
Debt Instrument, Term				5 years
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (September 2014) [Member]
Debt Instrument [Line Items]
Long-term debt	122,200,000	126,400,000																						122,200,000			126,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	122,200,000	126,400,000																						122,200,000			126,400,000
Debt Instrument, Face Amount				$ 127,500,000
Number of container vessels | containership						2																				2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries				2
Debt Instrument, Term				7 years
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (November 2014) [Member]
Debt Instrument [Line Items]
Long-term debt	125,400,000	0																						125,400,000			0
Long-term Debt, by Maturity [Abstract]
Long-term debt	125,400,000	$ 0																						125,400,000			0
Debt Instrument, Face Amount			$ 127,500,000
Number of container vessels | containership			2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries		2	2
Debt Instrument, Term		8 years	7 years
Floating Rate Debt [Member] | US dollar 39 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt	35,200,000	$ 36,400,000																						35,200,000			36,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	35,200,000	36,400,000																						35,200,000			36,400,000
Debt Instrument, Face Amount		$ 39,000,000																									$ 39,000,000
Number of drybulk carriers | carriers		2																									2				2
SFL Linus [Member]
Debt Instrument [Line Items]
Long-term debt	377,500,000																							377,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt	377,500,000																							377,500,000
Debt Instrument, Face Amount								$ 475,000,000
Available amount under revolving part of credit facility	$ 50,000,000																							$ 50,000,000
Debt Instrument, Term								5 years